RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2012, 2011 and 2010, the Group entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2012	2011	2010
Transactions with affiliated companies
Chin Son, Limited (1)	Purchase of property and equipment	$—	$1,756	$—
Crown’s subsidiary	Consultancy fee expense	428	461	298
	Management fee expense	—	—	3
	Office rental expense	—	—	3
	Purchase of property and equipment	351	307	—
	Service fee expense (3)	—	—	(24)
	Software license fee expense	312	—	—
	Other service fee income	43	43	14
	Rooms and food and beverage income	—	—	3
Lisboa Holdings Limited (1)	Office rental expense	1,157	1,493	1,106
Melco’s subsidiaries and its associated companies	Advertising and promotional expenses	5	9	—
	Consultancy fee expense	483	509	570
	Management fee expense	14	14	14
	Office rental expense	586	533	533
	Operating and office supplies expenses	32	68	160
	Purchase of property and equipment	1,479	186	1,287
	Repairs and maintenance expenses	—	—	236
	Service fee expense (4)	646	502	524
	Other service fee income	345	307	254
	Rooms and food and beverage income	161	221	13
Melco Crown Entertainment Charity Association (“MCE Charity Association”) (2)	Donation expense	—	120	—
MGM Grand Paradise Limited (1)	Operating and office supplies expenses	—	—	3
Shun Tak Holdings Limited and its subsidiaries (referred to as “Shun Tak Group”) (1)	Office rental expense	136	124	212
	Operating and office supplies expenses	20	20	18
	Purchase of property and equipment	—	6	—
	Repairs and maintenance expenses	3	—	—
	Traveling expense (5)	2,976	2,794	2,750
	Rooms and food and beverage income	77	445	64
Sky Shuttle Helicopters Limited (“Sky Shuttle”) (1)	Traveling expense	1,711	2,008	1,433
Transactions with affiliated companies - continued
Sociedade de Jogos de Macau S.A. (“SJM”) (1)	Office rental expense	$—	$—	$158
	Traveling expense capitalized in construction in progress (5)	1	2	—
	Traveling expense recognized as expense (5)	327	482	—
Sociedade de Turismo e Diversões de Macau, S.A. and its subsidiaries (the “STDM Group”) (1)	Advertising and promotional expenses	88	116	75
	Office rental expense	1,404	807	259
	Service fee expense	216	113	—
	Traveling expense capitalized in construction in progress (5)	8	—	3
	Traveling expense recognized as expense (5)	33	115	792
Transactions with shareholders
Crown	Consultancy fee capitalized in deferred financing costs	222	—	—
	Interest expense	—	97	86
	Other service fee income	—	4	—
	Rooms and food and beverage income	—	39	—
Melco	Development costs	3,000	—	—
	Interest expense	—	174	156
	Other service fee income	—	—	23
	Rooms and food and beverage income	—	15	39

Notes

(1)	Companies in which a relative/relatives of Mr. Lawrence Yau Lung Ho, the Company’s Chief Executive Officer, has/have beneficial interests.

(2)	An association of which certain subsidiaries of the Company are directors.

(3)	The negative amount including reversal of over-accrual of related expense during the year.

(4)	The amounts mainly represent the Company’s reimbursement to Melco’s subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company’s Chief Executive Officer.

(5)	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.

(a)	Amounts Due From Affiliated Companies

The outstanding balances arising from operating income received or prepayment of operating expenses as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Melco’s subsidiary and its associated company	$1,312	$1,744
Shun Tak Group	10	102

	$1,322	$1,846

The maximum amounts outstanding due from Melco’s subsidiary during the years ended December 31, 2012 and 2011 were $1,740 and $1,841, respectively. The maximum amounts outstanding due from Melco’s associated company during the years ended December 31, 2012 and 2011 were $4 in each of those years.

The maximum amounts outstanding due from Shun Tak Group during the years ended December 31, 2012 and 2011 were $110 and $236, respectively.

The outstanding balances due from affiliated companies as of December 31, 2012 and 2011 as mentioned above are unsecured, non-interest bearing and repayable on demand.

(b)	Amounts Due To Affiliated Companies

The outstanding balances arising from operating expenses as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Crown’s subsidiary	$12	$18
Melco’s subsidiaries and its associated company	369	179
MCE Charity Association	—	120
Shun Tak Group	283	304
SJM	71	113
Sky Shuttle	159	302
STDM Group	55	101

	$949	$1,137

The outstanding balances due to affiliated companies as of December 31, 2012 and 2011 as mentioned above are unsecured, non-interest bearing and repayable on demand.

(c)	Loans From Shareholders

Melco and Crown provided loans to the Company mainly for working capital purposes, for the acquisition of the Altira Macau and the City of Dreams sites and for construction of Altira Macau and City of Dreams. The maximum amount of outstanding loan balances due to Melco and Crown during the year ended December 31, 2011 was HK$578,577,752 (equivalent to $74,367) and HK$501,157,031 (equivalent to $64,416), respectively.

The loan provided by Melco was unsecured, interest bearing at 3-month HIBOR per annum, except for the period from May 16, 2008 to May 15, 2009 which was interest bearing at 3-month HIBOR plus 1.5% per annum, and would have been repayable in May 2012; and the loan provided by Crown was unsecured, interest bearing at 3-month HIBOR per annum and would have been repayable in May 2012.

On November 18, 2011, Melco and Crown agreed to convert their respective shareholder loans into equity. They entered into a series of agreements, pursuant to which, on November 29, 2011:

•

Melco transferred by novation HK$180,000,000 (equivalent to $23,136) of the outstanding loan balances owed to Melco by the Company to Crown. On completion of the novation, the Company was indebted to Melco in the sum of HK$398,577,752 (equivalent to $51,231) and Crown in the sum of HK$501,157,031 (equivalent to $64,416).

•

Each of Melco and Crown agreed to convert outstanding loan balances owed by the Company to them into shares. The Company issued a total of 40,211,930 ordinary shares in connection with the shareholder loan conversion, based on a conversion price of $2.87 per share.

Subsequent to the shareholder loans conversion into equity as mentioned above, there were no loans from Melco and Crown as of December 31, 2012 and 2011.

(d)	Amount Due From A Shareholder

The amount of $6 due from Melco as of December 31, 2011, arising from operating income received, was unsecured, non-interest bearing and repayable on demand.